ACQUISITON OF WORLD MOTO ASSETS (Narrative) (Details) (USD $)	12 Months Ended	1 Months Ended
	Dec. 31, 2012	Nov. 30, 2012 World Moto Assets Acquired [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisition of Assets		1,240,871
Shares issued for debt		576,923
Extinguishment of Debt, Amount		$ 75,000
Stock split ratio	181
Stock Issued During Period, Shares, Stock Splits		224,597,666